Organization (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Organization and Basis of Presentation

NOTE 1: ORGANIZATION AND BASIS OF PRESENTATION

The accompanying combining statements of revenue and certain expenses (the Combining Historical Summary) include the revenue and certain expenses of the following properties (hereinafter referred to as the Initial Portfolio):

Property Name	Type	Units	Location	Date Acquired(1)
Crestmont Apartments	Multifamily	228	Marietta, GA	October 8, 2008
Cumberland Glen Apartments	Multifamily	222	Smyrna, GA	October 8, 2008
Copper Mill Apartments	Multifamily	320	Austin, TX	October 8, 2008
Heritage Trace Apartments	Multifamily	200	Newport News, VA	October 8, 2008
Belle Creek Apartments	Multifamily	162	Henderson, CO	February 19, 2009
Tresa at Arrowhead	Multifamily	360	Phoenix, AZ	October 13, 2009

(1)	The Properties were acquired by RAIT Financial Trust (RAIT) pursuant to certain UCC sales or foreclosure proceedings as holder of the first mortgage on the Properties.

On April 7, 2011, a definitive contribution agreement was entered into for the contribution of the Initial Portfolio to Independence Realty Operating Partnership, LP for a purchase price equal to $103.8 million. Each property is to be contributed subject to an existing mortgage loan.

The Combining Historical Summary has been prepared for the purpose of complying with the provisions of Article 3-14 of Regulation S-X promulgated by the Securities and Exchange Commission (the "SEC"), which requires certain information with respect to real estate operations to be included with certain filings with the SEC. The Combining Historical Summary includes the historical revenue and certain operating expenses of the Initial Portfolio, exclusive of items which may not be comparable to the proposed future operations of the Initial Portfolio. Material amounts that would not be directly attributable to future operating results of the Properties are excluded, and the Combining Historical Summary is not intended to be a complete presentation of the Initial Portfolio revenue and expenses. Items excluded consist of interest on mortgages and depreciation for all properties.

The Combining Historical Summary presents the revenue and certain expenses of the Initial Portfolio during RAIT's ownership period and may not be comparable to future periods. Management is not aware of any material factors relating to the Properties other than those already described above that would cause the reported financial information not to be necessarily indicative of future operating results. In the opinion of Management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the interim periods results of operations are included. The results of operations for the interim periods presented are not necessarily indicative of the results for the full year.

In the preparation of the accompanying Combining Historical Summary, subsequent events were evaluated through April 7, 2011, the date the financial statements were available to be issued.